American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
April 30, 2022

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 65.0%
Equity Growth Fund Investor Class	627,467	16,891,421
Focused Dynamic Growth Fund Investor Class	427,911	18,117,771
Focused Large Cap Value Fund Investor Class	4,727,829	47,136,459
Growth Fund Investor Class	682,825	28,480,616
Heritage Fund Investor Class	1,419,392	27,408,465
Mid Cap Value Fund Investor Class	1,743,841	28,912,887
Small Cap Growth Fund Investor Class	677,767	11,596,595
Small Cap Value Fund Investor Class	1,372,678	13,342,429
Sustainable Equity Fund Investor Class	812,919	33,167,083
		225,053,726
International Equity Funds — 35.0%
Emerging Markets Fund Investor Class	2,786,800	30,181,046
Global Real Estate Fund Investor Class	343,190	4,763,478
International Growth Fund Investor Class	2,908,743	33,392,369
International Small-Mid Cap Fund Investor Class	1,664,072	16,357,824
International Value Fund Investor Class	2,021,822	15,386,067
Non-U.S. Intrinsic Value Fund Investor Class	2,398,526	21,202,971
		121,283,755
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $296,460,281)		346,337,481
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$346,337,481

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$20,263	$4,505	$2,093	$(5,784)	$16,891	627	$(152)	$4,505
Focused Dynamic Growth Fund	24,871	886	324	(7,315)	18,118	428	8	574
Focused Large Cap Value Fund	55,342	11,383	9,302	(10,287)	47,136	4,728	595	10,410
Growth Fund	31,140	9,124	1,701	(10,082)	28,481	683	1,469	3,655
Heritage Fund	35,550	5,272	410	(13,004)	27,408	1,419	20	3,978
Mid Cap Value Fund	31,848	7,789	5,650	(5,074)	28,913	1,744	(172)	6,536
Small Cap Growth Fund	13,503	3,541	27	(5,420)	11,597	678	(5)	2,577
Small Cap Value Fund	13,571	1,681	—	(1,910)	13,342	1,373	—	1,060
Sustainable Equity Fund	41,274	1,074	4,198	(4,983)	33,167	813	1,280	992
Emerging Markets Fund	27,191	12,829	21	(9,818)	30,181	2,787	(2)	306
Global Real Estate Fund(3)	12,556	1,760	6,915	(2,637)	4,764	343	1,306	1,760
International Growth Fund	37,859	9,172	—	(13,639)	33,392	2,909	—	5,342
International Small-Mid Cap Fund(4)	20,109	4,406	—	(8,157)	16,358	1,664	—	3,680
International Value Fund(3)	13,569	5,423	172	(3,434)	15,386	2,022	(27)	1,700
Non-U.S. Intrinsic Value Fund	23,282	3,317	2,295	(3,101)	21,203	2,399	(43)	1,087
	$401,928	$82,162	$33,108	$(104,645)	$346,337	24,617	$4,277	$48,162
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.